Summary of Deposit Funding (Details) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022
Disclosure Of Deposits [Line Items]
Funds from Deposits	$ 989,781	$ 1,018,517
Canadian [member] | P&C Deposits [member]
Disclosure Of Deposits [Line Items]
Funds from Deposits	526,623	525,294
U.S. [member] | P&C Deposits [member]
Disclosure Of Deposits [Line Items]
Funds from Deposits	$ 463,158	$ 493,223